SHAREHOLDERS' EQUITY (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 27, 2021 ₪ / shares shares	Feb. 19, 2021 ₪ / shares shares	Feb. 19, 2021 ₪ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares shares	Dec. 22, 2022 USD ($)	Jul. 21, 2022 USD ($)	Jun. 02, 2022 ₪ / shares	Jun. 02, 2022 USD ($)	Sep. 27, 2021 $ / shares shares	Feb. 19, 2021 $ / shares shares	Dec. 28, 2016 USD ($)
Shareholders Equity Textual Abstract
Per share value of stock repurchase authorized | ₪ / shares								₪ 0.25		₪ 0.25
Options granted (in shares)				0
Warrants to purchase ordinary shares				32,895
Warrants outstanding									19,187,375
Total number of warrants outstanding									9,814,754
Proceeds From Warrant Exercises | $				$ 13,800
Minimum [Member]
Shareholders Equity Textual Abstract
Exercise price per share | $ / shares									$ 1.25
Maximum [Member]
Shareholders Equity Textual Abstract
Exercise price per share | $ / shares									$ 1.79
Kreos Capital V [Member]
Shareholders Equity Textual Abstract
Warrants grant date							Dec. 31, 2015
Warrants Exercisable Descrition							currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of the Company with or into, or the sale or license of all or substantially all the assets or shares of the Company to, any other entity or person, other than a wholly owned subsidiary of the Company, excluding any transaction in which the Company’s shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2023.
Restricted Stock Units (RSUs) [Member]
Shareholders Equity Textual Abstract
Weighted average grant date fair value, restricted stock units (in USD per share) | $ / shares				$ 0.66	$ 1	$ 1.69
Employee Stock Option [Member]
Shareholders Equity Textual Abstract
Shares reserved for future issuance (in shares)									1,018,945	2,934,679
Unrecognized cost of shares | $									$ 2,700
Expected term of shares				2 years 10 months 24 days
Total fair value of shares vested | $				$ 1,268	$ 860	$ 802
Private Placement [Member]
Shareholders Equity Textual Abstract
Issuance expenses | $				3,679
Purchase agreement with certain institutional investors [Member]
Shareholders Equity Textual Abstract
Issuance of ordinary shares (in shares)	15,403,014
Per share value of stock repurchase authorized | ₪ / shares	₪ 0.25
Exercise price per share | $ / shares															$ 2
Number of warrants issued	8,006,759														8,006,759
Description of underwriting agreement	The Pre-Funded Warrants have an exercise price of $0.001 per Ordinary Share and are immediately exercisable and can be exercised at any time after their original issuance until such pre-funded warrants are exercised in full. Each ordinary shares was sold at an offering price of $2.035 and each pre-funded warrant was sold at an offering price of $2.034 (equal to the purchase price per ordinary share minus the exercise price of the pre-funded warrant).
Purchase agreement with certain institutional investors [Member] | Additionally Warrants Issued [Member]
Shareholders Equity Textual Abstract
Issuance of ordinary shares (in shares)	610,504
Exercise price per share | $ / shares															$ 2.5438
Number of warrants issued	960,811														960,811
Purchase Agreement With Certain Institutional Accerdited Investors Member
Shareholders Equity Textual Abstract
Issuance of ordinary shares (in shares)		10,921,502
Shares issued price per share | $ / shares																$ 3.6625
Per share value of stock repurchase authorized | ₪ / shares		₪ 0.25	₪ 0.25
Exercise price per share | $ / shares																$ 3.6
Number of warrants issued		5,460,751	5,460,751													5,460,751
Warrants Exercisable Descrition			exercisable from February 19, 2021, until August 26, 2026
Purchase Agreement With Certain Institutional Accerdited Investors Member | Additionally Warrants Issued [Member]
Shareholders Equity Textual Abstract
Exercise price per share | $ / shares																$ 4.578125
Number of warrants issued		655,290	655,290													655,290
Warrants Exercisable Descrition			exercisable from February 19, 2021, until August 26, 2026
Certain institutional purchasers [Member] | Offering of ordinary shares in February 2020 [Member]
Shareholders Equity Textual Abstract
Number of warrants issued										3,740,100
Proceeds From Warrant Exercises | $					4,675,125
Certain institutional purchasers [Member] | Offering of ordinary shares in February 2020 Two [Member]
Shareholders Equity Textual Abstract
Number of warrants issued										230,160
Proceeds From Warrant Exercises | $					359,625
Certain institutional purchasers [Member] | Offering of ordinary shares in July 2020 [Member]
Shareholders Equity Textual Abstract
Number of warrants issued										2,020,441
Proceeds From Warrant Exercises | $					3,555,976
Certain institutional purchasers [Member] | Offering of ordinary shares in December 2020 [Member]
Shareholders Equity Textual Abstract
Number of warrants issued										3,598,072
Proceeds From Warrant Exercises | $					4,821,416
Certain institutional purchasers [Member] | December 2020 private placement [Member]
Shareholders Equity Textual Abstract
Number of warrants issued										225,981
Proceeds From Warrant Exercises | $					$ 405,003
Kreos Capital [Member]
Shareholders Equity Textual Abstract
Exercise price per share | $ / shares							$ 7.5
Drawdown amount under loan agreement | $																	$ 8,000
Share Repurchase Program [Member]
Shareholders Equity Textual Abstract
Shares issued price per share | ₪ / shares													₪ 0.25
Issuance expenses | $				$ 3,500
Number of ordinary shares repurchased, amount | $											$ 5,800	$ 8,000		$ 8,000
Outstanding ordinary shares repurchased, shares									4,022,607